Finance Expense - Summary of Finance Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Expense [Abstract]
Interest on debts and borrowings	€ 3,363	€ 4,286	€ 5,333
Financial discounts and other expenses	102	102	37
Interest on lease liabilities	573	585	624
Financial component IAS 19	118	28	125
Foreign currency exchange losses	19,136	10,172	12,033
Derivatives devaluation	5,966	3,211	2,471
Other fair value adjustments	582	424	1,225
Total finance expense	€ 29,840	€ 18,808	€ 21,848